Market risk - Disclosure Of Detailed Information About Basis Risk Under EAR Approach Explanatory (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Basis risk EaR	£ 0.3	£ 0.4
Santander UK plc | EaR Approach
Statement [Line Items]
Basis risk EaR	£ 18.0	£ 25.0